UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund (formerly Great-West Federated Bond Fund)
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2017
Rating	Percentage of Fund Investments
Aaa	47.06%
Aa1	0.30
Aa2	0.99
Aa3	1.54
A1	1.55
A2	2.10
A3	6.03
Baa1	7.25
Baa2	6.95
Baa3	7.59
Ba1	1.68
Ba2	0.81
Ba3	0.84
B1	1.00
B2	0.52
B3	1.14
CCC, CC, C	1.63
Not Rated	6.49
Short Term Investments	4.53
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,023.00	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$1.86
Investor Class
Actual	$1,000.00	$1,020.80	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.61
* Expenses are equal to the Fund's annualized expense ratio of 0.37% for the Institutional Class and 0.72% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.02%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.58%
$255,000	ALM XVI Ltd(a)(b)(c) Series 2015-16A Class A1R 2.21%, 07/15/2027	$ 255,000
770,612	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	770,729
272,000	Anchorage Capital Ltd(a)(c) Series 2015-6A Class AR 2.43%, 07/15/2030	272,000
250,000	Atlas Senior Loan Fund Ltd(a)(b)(c) Series 2017-81 Class A 2.57%, 01/15/2030	250,000
500,000	Atrium IX(a)(c) Series 2009A Class AR 2.44%, 05/28/2030	502,171
250,000	Atrium X(a)(c) Series 2010A Class AR 2.11%, 07/16/2025	250,182
250,000	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 2.28%, 01/18/2025	250,061
	Bain Capital Credit(a)(c)
	Series 2017-1A Class A1
250,000	2.40%, 07/20/2030(b)	250,000
	Series 2017-2A Class AR
454,000	2.42%, 07/25/2030	454,000
	Bayview Opportunity Master Fund IV Trust(a)(c)
	Series 2017-SPL3 Class A
96,734	4.00%, 11/28/2053	100,990
	Series 2017-SPL4 Class A
97,966	3.50%, 01/28/2055	100,953
	Series 2017-SPL5 Class A
125,000	3.50%, 06/28/2057	128,258
308,000	Benefit Street Partners Ltd(a)(c) Series 2014-VA Class AR 2.35%, 10/20/2026	309,049
	BlueMountain Ltd(a)(c)
	Series 2014-1A Class A1R
360,000	2.56%, 04/30/2026	362,661
	Series 2014-2A Class AR
250,000	2.08%, 07/20/2026	250,000
409,036	Chesapeake Funding II LLC(a)(c) Series 2016-2A Class A2 2.21%, 06/15/2028	410,842
540,000	Drive Auto Receivables Trust(a) Series 2017-AA Class C 2.98%, 01/18/2022	543,932
250,000	Dryden 49 Senior Loan Fund(a)(b)(c) Series 2017-49A Class A 2.37%, 07/18/2030	250,000
	KKR Ltd(a)(c)
	Series 9 Class AR
268,000	2.43%, 07/15/2030	268,000
	Series 2018 Class A
454,000	2.43%, 07/18/2030(b)	454,000
Principal Amount		Fair Value
Non-Agency — (continued)
$100,000	Lendmark Funding Trust(a) Series 2017-1A Class A 2.83%, 01/22/2024	$ 99,980
264,000	Madison Park Funding XIV Ltd(a)(c) Series 2014-14A Class A1R 2.27%, 07/20/2026	264,112
250,000	Magnetite IX Ltd(a)(c) Series 2014-9A Class A1R 2.17%, 07/25/2026	250,000
84,497	Nationstar HECM Loan Trust(a) Series 2017-1A Class A 1.97%, 05/25/2027	84,504
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 2.60%, 06/20/2029	254,995
	Oaktree EIF II Ltd(a)(c)
	Series 2014-A2 Class AR
255,000	2.28%, 11/15/2025	254,998
	Series 2015-B1A Class A
267,000	2.73%, 02/15/2026	267,763
250,000	Octagon Investment Partners XV Ltd(a)(b)(c) Series 2013-1A Class A1AR 2.37%, 07/19/2030	250,000
260,000	Octagon Investment Partners XX Ltd(a)(c) Series 2014-1A Class AR 2.31%, 08/12/2026	259,998
260,000	Octagon Loan Funding Ltd(a)(c) Series 2014-1A Class A1R 2.31%, 11/18/2026	259,998
317,000	OZLM IX Ltd(a)(c) Series 2014-9A Class A1R 2.37%, 01/20/2027	318,209
	Santander Drive Auto Receivables Trust
	Series 2013-1 Class D
156,007	2.27%, 01/15/2019	156,211
	Series 2016-2 Class D
250,000	3.39%, 04/15/2022	253,458
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
232,844	2.77%, 05/25/2026	234,040
	Series 2017-4 Class A
100,000	2.50%, 05/26/2026	99,982
260,000	Sound Point Ltd(a)(c) Series 2013-3A Class AR 2.26%, 01/21/2026	260,001
215,000	Springleaf Funding Trust(a) Series 2017-2 Class A1 2.68%, 07/15/2030	214,935
266,000	Symphony Ltd(a)(c) Series 2014-15A Class AR 2.34%, 10/17/2026	266,815
98,400	Towd Point Mortgage Trust(a)(c) Series 2017-2 Class A1 2.75%, 04/25/2057	99,335

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$260,000	Vibrant Ltd(a)(c) Series 2017-6A Class A 2.53%, 06/20/2029	$ 260,000
	Voya Ltd(a)(c)
	Series 2014-4A Class A1R
255,000	2.11%, 10/14/2026	255,000
	Series 2017-3A Class A1A
250,000	2.38%, 07/20/2030(b)	250,000
263,000	Zais Ltd(a)(c) Series 2017-1A Class A1 2.53%, 07/15/2029	262,973
TOTAL ASSET-BACKED SECURITIES — 2.58% (Cost $11,598,127)		$ 11,610,135
CORPORATE BONDS AND NOTES
Basic Materials — 1.49%
420,000	Albemarle Corp 5.45%, 12/01/2044	488,549
50,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	51,438
250,000	Anglo American Capital PLC(a) 4.45%, 09/27/2020	260,597
200,000	ArcelorMittal 6.75%, 02/25/2022	225,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	208,867
600,000	4.45%, 03/01/2023	610,735
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	124,062
50,000	Coeur Mining Inc(a) 5.88%, 06/01/2024	48,500
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	73,875
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	52,375
120,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	120,642
	Freeport-McMoRan Inc
125,000	3.88%, 03/15/2023	116,250
50,000	5.40%, 11/14/2034	44,625
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	251,250
100,000	Hexion US Finance Corp 6.63%, 04/15/2020	91,250
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	52,375
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	267,188
400,000	International Paper Co 4.40%, 08/15/2047	403,188
150,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	154,875
50,000	PQ Corp(a) 6.75%, 11/15/2022	53,750
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	$ 1,056,189
30,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	31,575
58,000	Rohm & Haas Co 6.00%, 09/15/2017	58,503
	RPM International Inc
225,000	6.50%, 02/15/2018	231,525
110,000	6.13%, 10/15/2019	119,354
100,000	5.25%, 06/01/2045	112,373
	Sherwin-Williams Co
30,000	3.13%, 06/01/2024	30,144
310,000	3.30%, 02/01/2025(a)	308,510
125,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	130,625
	Southern Copper Corp
250,000	3.50%, 11/08/2022	254,129
250,000	6.75%, 04/16/2040	287,609
	Steel Dynamics Inc
50,000	6.38%, 08/15/2022	51,813
50,000	5.25%, 04/15/2023	51,938
	Teck Resources Ltd
50,000	8.50%, 06/01/2024(a)	57,750
50,000	6.13%, 10/01/2035	52,125
70,000	Vale Overseas Ltd 6.25%, 08/10/2026	75,513
50,000	Valvoline Finco Two LLC(a) 5.50%, 07/15/2024	52,875
50,000	Versum Materials Inc(a) 5.50%, 09/30/2024	52,563
		6,714,504
Communications — 4.19%
	21st Century Fox America Inc
90,000	3.38%, 11/15/2026	89,793
70,000	4.95%, 10/15/2045	75,878
100,000	Acosta Inc(a) 7.75%, 10/01/2022	75,750
100,000	Amazon.com Inc 4.95%, 12/05/2044	118,013
75,000	AMC Networks Inc 5.00%, 04/01/2024	76,781
50,000	Anixter Inc 5.50%, 03/01/2023	53,437
	AT&T Inc
255,000	3.60%, 02/17/2023	260,950
40,000	4.50%, 05/15/2035	39,394
1,075,000	4.80%, 06/15/2044	1,066,781
120,000	4.75%, 05/15/2046	117,834
500,000	5.45%, 03/01/2047	538,978
50,000	Cablevision Systems Corp 5.88%, 09/15/2022	52,563
	CBS Corp
30,000	4.00%, 01/15/2026	31,046
690,000	4.90%, 08/15/2044	725,613
50,000	CBS Radio Inc(a) 7.25%, 11/01/2024	51,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	CCO Holdings LLC / CCO Holdings Capital Corp
$ 150,000	5.13%, 02/15/2023	$ 154,781
50,000	5.38%, 05/01/2025(a)	53,250
75,000	5.75%, 02/15/2026(a)	80,250
50,000	5.88%, 05/01/2027(a)	53,437
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	221,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
140,000	4.46%, 07/23/2022	149,149
70,000	4.91%, 07/23/2025	75,629
135,000	5.38%, 05/01/2047(a)	143,013
	Comcast Corp
245,000	2.35%, 01/15/2027	229,978
1,730,000	3.30%, 02/01/2027	1,751,440
125,000	3.40%, 07/15/2046	114,004
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	80,062
	Cox Communications Inc(a)
80,000	2.95%, 06/30/2023	78,018
450,000	3.35%, 09/15/2026	441,922
95,000	6.95%, 06/01/2038	109,378
35,000	4.50%, 06/30/2043	31,465
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	211,500
	Discovery Communications LLC
45,000	3.80%, 03/13/2024	45,491
53,000	3.45%, 03/15/2025	51,594
562,000	4.90%, 03/11/2026	595,764
	DISH DBS Corp
50,000	5.88%, 07/15/2022	53,750
75,000	5.88%, 11/15/2024	80,023
50,000	7.75%, 07/01/2026	59,250
50,000	EW Scripps Co(a) 5.13%, 05/15/2025	51,500
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	102,000
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	295,473
200,000	5.00%, 05/13/2045	192,645
100,000	iHeartCommunications Inc 9.00%, 03/01/2021	75,000
	Intelsat Jackson Holdings SA
125,000	7.50%, 04/01/2021	115,312
100,000	5.50%, 08/01/2023	82,750
50,000	9.75%, 07/15/2025(a)	49,938
50,000	LIN Television Corp 5.88%, 11/15/2022	52,375
50,000	Match Group Inc 6.38%, 06/01/2024	54,375
100,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	101,250
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	217,000
500,000	Omnicom Group Inc 3.63%, 05/01/2022	521,819
Principal Amount		Fair Value
Communications — (continued)
	Radio One Inc(a)
$ 50,000	9.25%, 02/15/2020	$ 48,000
75,000	7.38%, 04/15/2022	77,625
	Sinclair Television Group Inc(a)
75,000	5.63%, 08/01/2024	76,969
75,000	5.88%, 03/15/2026	76,687
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	53,125
75,000	5.38%, 04/15/2025	77,531
50,000	5.38%, 07/15/2026	51,750
575,000	Sky PLC(a) 3.75%, 09/16/2024	590,684
100,000	Sprint Capital Corp 6.88%, 11/15/2028	111,157
75,000	Sprint Communications Inc 6.00%, 11/15/2022	79,500
	Sprint Corp
125,000	7.13%, 06/15/2024	139,062
100,000	7.63%, 02/15/2025	115,125
225,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(a) 3.36%, 09/20/2021	226,969
50,000	Symantec Corp(a) 5.00%, 04/15/2025	52,328
	T-Mobile USA Inc
175,000	6.63%, 04/01/2023	185,185
100,000	TEGNA Inc 6.38%, 10/15/2023	105,500
	Telefonica Emisiones SAU
300,000	7.05%, 06/20/2036	394,501
	Time Warner Cable Inc
750,000	5.50%, 09/01/2041	806,963
65,000	4.50%, 09/15/2042	61,927
75,000	Tribune Media Co 5.88%, 07/15/2022	78,562
150,000	4.10%, 03/08/2027	154,988
260,000	5.21%, 03/08/2047	281,152
50,000	6.55%, 05/01/2037	59,768
100,000	Time Warner Cable LLC 4.00%, 09/01/2021	104,521
	Time Warner Inc
40,000	2.95%, 07/15/2026	37,740
40,000	4.85%, 07/15/2045	41,176
50,000	5.13%, 04/15/2025	52,500
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	214,500
50,000	VeriSign Inc(a) 4.75%, 07/15/2027	50,563
	Verizon Communications Inc
75,000	2.95%, 03/15/2022(a)	75,513
900,000	5.15%, 09/15/2023	999,573
450,000	4.15%, 03/15/2024	473,715
75,000	4.13%, 03/16/2027	77,467
700,000	5.05%, 03/15/2034	741,803
430,000	5.25%, 03/16/2037	462,756
150,000	4.81%, 03/15/2039(a)	151,803
95,000	4.52%, 09/15/2048	90,071

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Viacom Inc
$ 45,000	4.38%, 03/15/2043	$ 40,052
400,000	5.85%, 09/01/2043	432,483
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	208,162
325,000	WPP Finance 2010 5.13%, 09/07/2042	346,599
200,000	Ziggo Secured Finance BV(a) 5.50%, 01/15/2027	204,250
		18,860,201
Consumer, Cyclical — 2.88%
50,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 4.25%, 05/15/2024	49,685
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	795,872
	AMC Entertainment Holdings Inc(a)
50,000	5.88%, 11/15/2026	52,188
50,000	6.13%, 05/15/2027	52,766
75,000	American Axle & Manufacturing Inc(a) 6.50%, 04/01/2027	72,937
25,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	25,719
155,000	American Honda Finance Corp 1.70%, 09/09/2021	151,843
	Aramark Services Inc
75,000	5.13%, 01/15/2024	78,844
50,000	5.00%, 04/01/2025(a)	52,813
100,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	89,000
	AutoNation Inc
170,000	3.35%, 01/15/2021	173,064
100,000	4.50%, 10/01/2025	104,351
525,000	AutoZone Inc 3.25%, 04/15/2025	515,850
50,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	54,000
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	80,250
50,000	6.38%, 04/01/2026	54,063
50,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op(a) 5.38%, 04/15/2027	52,875
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	77,250
	CVS Health Corp
165,000	2.75%, 12/01/2022	165,186
495,000	3.88%, 07/20/2025	514,720
155,000	2.88%, 06/01/2026	150,224
450,000	5.13%, 07/20/2045	516,586
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Daimler Finance North America LLC(a)
$500,000	1.50%, 07/05/2019	$ 495,259
185,000	2.45%, 05/18/2020	186,086
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	79,828
200,000	Delta Air Lines Inc 3.63%, 03/15/2022	205,295
310,000	Dollar General Corp 4.15%, 11/01/2025	327,227
50,000	Eagle II Acquisition Co LLC(a) 6.00%, 04/01/2025	53,000
50,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	55,625
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021	47,250
75,000	6.75%, 01/15/2022	70,687
	Ford Motor Co
975,000	4.75%, 01/15/2043	942,342
135,000	5.29%, 12/08/2046	138,736
	General Motors Co
170,000	6.25%, 10/02/2043	189,052
400,000	5.20%, 04/01/2045	392,941
130,000	6.75%, 04/01/2046	154,370
	General Motors Financial Co Inc
35,000	3.20%, 07/06/2021	35,390
75,000	4.30%, 07/13/2025	76,503
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 04/15/2026	54,615
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	101,500
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	50,750
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	497,934
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	53,125
75,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(a) 4.63%, 04/01/2025	77,344
	Home Depot Inc
85,000	5.88%, 12/16/2036	110,849
30,000	4.40%, 03/15/2045	32,948
340,000	Hyundai Capital America(a) 2.60%, 03/19/2020	340,830
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	398,450
200,000	IHO Verwaltungs GmbH(a)(d) 4.75%, 09/15/2026	202,250
100,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	105,250
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	74,666

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 95,000	3.70%, 04/15/2046	$ 91,708
50,000	McDonald's Corp 4.45%, 03/01/2047	52,671
	MGM Resorts International
50,000	7.75%, 03/15/2022	58,688
50,000	6.00%, 03/15/2023	55,125
50,000	4.63%, 09/01/2026	50,500
75,000	Mohegan Tribal Gaming Authority(a) 7.88%, 10/15/2024	78,000
500,000	Nissan Motor Acceptance Corp(a) 2.25%, 01/13/2020	501,192
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	79,312
100,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	103,500
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	50,938
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,625
50,000	PetSmart Inc(a) 8.88%, 06/01/2025	46,180
100,000	Pinnacle Entertainment Inc(a) 5.63%, 05/01/2024	104,000
75,000	Regal Entertainment Group 5.75%, 02/01/2025	77,437
100,000	Rite Aid Corp(a) 6.13%, 04/01/2023	98,375
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	76,125
50,000	Sally Holdings LLC / Sally Capital Inc 5.75%, 06/01/2022	51,438
50,000	Scotts Miracle-Gro Co 5.25%, 12/15/2026	52,375
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	150,750
100,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	103,000
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	49,750
50,000	5.75%, 03/01/2025	49,500
50,000	5.88%, 03/01/2027	49,750
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	48,750
50,000	Tenneco Inc 5.00%, 07/15/2026	50,563
	Tiffany & Co
280,000	3.80%, 10/01/2024	283,963
255,000	4.90%, 10/01/2044	245,099
	Toyota Motor Credit Corp
85,000	1.95%, 04/17/2020	84,967
180,000	2.60%, 01/11/2022	181,878
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$200,000	Under Armour Inc 3.25%, 06/15/2026	$ 187,420
	Wal-Mart Stores Inc
150,000	5.63%, 04/15/2041	195,030
40,000	4.30%, 04/22/2044	44,368
50,000	WMG Acquisition Corp(a) 5.00%, 08/01/2023	51,250
50,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(a) 5.25%, 05/15/2027	51,219
		12,936,634
Consumer, Non-Cyclical — 5.37%
	Abbott Laboratories
90,000	2.90%, 11/30/2021	90,856
250,000	3.75%, 11/30/2026	255,229
250,000	4.90%, 11/30/2046	276,302
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	51,719
75,000	6.50%, 03/01/2024	80,062
	Actavis Funding SCS
300,000	2.35%, 03/12/2018	301,257
100,000	3.45%, 03/15/2022	103,071
60,000	4.55%, 03/15/2035	64,093
75,000	Aetna Inc 2.80%, 06/15/2023	74,860
100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	94,750
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(a)
75,000	6.63%, 06/15/2024	74,437
50,000	5.75%, 03/15/2025	46,500
	Altria Group Inc
34,000	9.25%, 08/06/2019	39,033
110,000	2.85%, 08/09/2022	111,703
50,000	3.88%, 09/16/2046	48,641
130,000	Amgen Inc 2.20%, 05/11/2020	130,620
	Anheuser-Busch InBev Finance Inc
440,000	3.30%, 02/01/2023	453,025
845,000	3.65%, 02/01/2026	870,661
70,000	4.70%, 02/01/2036	77,333
300,000	Anheuser-Busch InBev Worldwide Inc(a) 4.44%, 10/06/2048	319,663
	Anthem Inc
75,000	2.30%, 07/15/2018	75,423
115,000	4.63%, 05/15/2042	124,318
560,000	AstraZeneca PLC 2.38%, 06/12/2022	558,616
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	457,318
	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a)
100,000	6.38%, 04/01/2024	99,750
50,000	5.25%, 03/15/2025	47,063

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	BAT International Finance PLC(a) 2.75%, 06/15/2020	$ 75,974
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	307,198
	Becton Dickinson & Co
160,000	3.36%, 06/06/2024	160,310
120,000	3.73%, 12/15/2024	121,976
125,000	4.69%, 12/15/2044	128,908
400,000	4.67%, 06/06/2047	412,012
	Cardinal Health Inc
45,000	1.95%, 06/15/2018	45,119
225,000	2.62%, 06/15/2022	225,182
20,000	4.37%, 06/15/2047	20,588
	Celgene Corp
240,000	3.88%, 08/15/2025	250,667
175,000	5.00%, 08/15/2045	197,322
	CHS / Community Health Systems Inc
100,000	6.88%, 02/01/2022	87,375
75,000	6.25%, 03/31/2023	77,426
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	318,115
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	19,973
15,000	3.50%, 05/09/2027	14,988
10,000	4.50%, 05/09/2047	10,308
200,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	191,000
	Danone SA(a)
300,000	2.08%, 11/02/2021	295,930
290,000	2.95%, 11/02/2026	280,329
50,000	DaVita HealthCare Partners Inc 5.13%, 07/15/2024	50,750
50,000	Eagle Holding Co II LLC(a)(d) 7.63%, 05/15/2022	51,438
	EMD Finance LLC(a)
225,000	2.95%, 03/19/2022	228,970
60,000	3.25%, 03/19/2025	60,217
175,000	Endo Finance LLC(a) 6.00%, 07/15/2023	147,087
	Envision Healthcare Corp(a)
50,000	5.13%, 07/01/2022	51,313
100,000	6.25%, 12/01/2024	106,750
250,000	Equifax Inc 2.30%, 06/01/2021	248,261
	ERAC USA Finance LLC(a)
700,000	5.25%, 10/01/2020	759,649
70,000	7.00%, 10/15/2037	90,964
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	126,094
310,000	Flowers Foods Inc 3.50%, 10/01/2026	304,187
50,000	Gartner Inc(a) 5.13%, 04/01/2025	52,521
	Gilead Sciences Inc
45,000	2.50%, 09/01/2023	44,327
700,000	3.65%, 03/01/2026	720,993
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,686
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$400,000	4.88%, 06/27/2044	$ 400,761
50,000	GW Honos Security Corp(a) 8.75%, 05/15/2025	52,313
100,000	HCA Holdings Inc 6.25%, 02/15/2021	109,250
	HCA Inc
100,000	5.88%, 03/15/2022	110,875
150,000	5.25%, 04/15/2025	161,250
100,000	5.88%, 02/15/2026	108,000
50,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	49,750
	Heineken NV(a)
90,000	3.50%, 01/29/2028	91,346
200,000	4.35%, 03/29/2047	208,638
	Hertz Corp
50,000	7.63%, 06/01/2022(a)	49,880
100,000	6.25%, 10/15/2022	87,250
75,000	5.50%, 10/15/2024(a)	61,500
50,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	50,250
205,000	Imperial Brands Finance PLC(a) 2.95%, 07/21/2020	208,447
200,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	210,750
	Johnson & Johnson
80,000	2.45%, 03/01/2026	78,017
75,000	3.55%, 03/01/2036	77,399
50,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	50,938
800,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	794,697
	Kraft Heinz Foods Co
120,000	2.00%, 07/02/2018	120,305
360,000	4.38%, 06/01/2046	350,851
750,000	Kroger Co 4.45%, 02/01/2047	723,958
50,000	Lamb Weston Holdings Inc(a) 4.88%, 11/01/2026	51,813
	LifePoint Health Inc
50,000	5.88%, 12/01/2023	52,750
75,000	5.38%, 05/01/2024	77,625
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
125,000	4.75%, 04/15/2023	106,562
50,000	5.50%, 04/15/2025(a)	43,750
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	444,314
370,000	Medtronic Global Holdings SCA 3.35%, 04/01/2027	377,244
75,000	Medtronic Inc 4.63%, 03/15/2045	84,529
170,000	Molson Coors Brewing Co 3.00%, 07/15/2026	163,531

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	$ 404,300
200,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	213,250
195,000	Mylan NV 3.15%, 06/15/2021	198,364
50,000	Nielsen Co Luxembourg S.a.r.l.(a) 5.00%, 02/01/2025	51,250
75,000	Post Holdings Inc(a) 5.00%, 08/15/2026	74,812
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	154,687
50,000	6.38%, 03/01/2024	53,437
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	197,134
55,000	Reynolds American Inc 4.00%, 06/12/2022	58,275
50,000	Ritchie Brothers Auctioneers Inc(a) 5.38%, 01/15/2025	52,125
660,000	S&P Global Inc 4.40%, 02/15/2026	709,590
	ServiceMaster Co LLC
50,000	5.13%, 11/15/2024(a)	51,750
75,000	7.45%, 08/15/2027	81,937
	Shire Acquisitions Investments Ireland Designated Activity Co
220,000	2.40%, 09/23/2021	217,413
300,000	3.20%, 09/23/2026	293,387
200,000	Smithfield Foods Inc(a) 4.25%, 02/01/2027	205,111
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	152,625
50,000	Spectrum Brands Inc 6.13%, 12/15/2024	53,562
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	180,250
75,000	Sterigenics-Nordion Topco LLC(a)(d) 8.13%, 11/01/2021	76,875
75,000	Surgery Center Holdings Inc(a) 6.75%, 07/01/2025	75,937
75,000	Sysco Corp 2.50%, 07/15/2021	75,197
150,000	Team Health Holdings Inc(a) 6.38%, 02/01/2025	145,500
75,000	Teleflex Inc 5.25%, 06/15/2024	77,625
	Tenet Healthcare Corp
50,000	7.50%, 01/01/2022(a)	54,240
75,000	6.75%, 06/15/2023	75,000
22,000	4.63%, 07/15/2024(a)	22,028
	Teva Pharmaceutical Finance Co BV
170,000	2.20%, 07/21/2021	166,866
600,000	3.15%, 10/01/2026	569,867
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$135,000	Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/2019	$ 133,798
	THC Escrow Corp III(a)
28,000	4.63%, 07/15/2024	28,076
75,000	5.13%, 05/01/2025	75,281
50,000	7.00%, 08/01/2025	49,813
110,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	110,879
120,000	Total System Services Inc 4.80%, 04/01/2026	130,638
	Tyson Foods Inc
280,000	3.55%, 06/02/2027	281,615
250,000	5.15%, 08/15/2044	282,511
50,000	United Rentals North America Inc 5.50%, 05/15/2027	51,500
	UnitedHealth Group Inc
165,000	1.70%, 02/15/2019	164,894
105,000	3.38%, 04/15/2027	107,302
160,000	4.75%, 07/15/2045	184,051
60,000	4.25%, 04/15/2047	63,866
100,000	US Foods Inc(a) 5.88%, 06/15/2024	103,750
	Valeant Pharmaceuticals International Escrow Inc(a)
125,000	5.88%, 05/15/2023	107,187
200,000	6.13%, 04/15/2025	169,250
50,000	Valeant Pharmaceuticals International Inc(a) 7.00%, 03/15/2024	52,562
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	158,056
225,000	5.50%, 06/15/2045	250,301
100,000	Vizient Inc(a) 10.38%, 03/01/2024	115,000
		24,142,477
Diversified — 0.05%
200,000	Hutchison Whampoa International 14 Ltd(a) 1.63%, 10/31/2017	199,522
Energy — 5.56%
50,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(a) 7.50%, 05/01/2025	52,563
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	488,453
60,000	6.60%, 03/15/2046	74,088
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(a) 5.38%, 09/15/2024	76,687
100,000	Antero Resources Corp(a) 5.00%, 03/01/2025	97,000
525,000	Apache Corp 4.25%, 01/15/2044	492,421

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 10.00%, 04/01/2022	$ 50,000
	BP Capital Markets PLC
150,000	2.11%, 09/16/2021	148,656
1,000,000	2.75%, 05/10/2023	995,658
135,000	3.59%, 04/14/2027	136,992
50,000	Callon Petroleum Co 6.13%, 10/01/2024	50,875
	Canadian Natural Resources Ltd
30,000	3.80%, 04/15/2024	30,363
250,000	3.90%, 02/01/2025	253,091
40,000	3.85%, 06/01/2027	39,770
200,000	5.85%, 02/01/2035	222,035
95,000	6.25%, 03/15/2038	112,073
	Carrizo Oil & Gas Inc
50,000	6.25%, 04/15/2023	48,125
50,000	8.25%, 07/15/2025	50,875
30,000	Cenovus Energy Inc(a) 4.25%, 04/15/2027	28,582
100,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	106,625
	Chesapeake Energy Corp(a)
31,000	8.00%, 12/15/2022	32,783
50,000	8.00%, 01/15/2025	49,500
75,000	8.00%, 06/15/2027	73,687
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	629,086
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	416,904
55,000	ConocoPhillips Co 4.95%, 03/15/2026	61,260
50,000	Continental Resources Inc 4.50%, 04/15/2023	47,750
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	52,750
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	100,750
60,000	Devon Energy Corp 3.25%, 05/15/2022	59,624
25,000	Devon Financing Corp LLC 7.88%, 09/30/2031	32,446
50,000	Diamondback Energy Inc(a) 4.75%, 11/01/2024	49,750
690,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	723,606
45,000	Enbridge Inc 3.70%, 07/15/2027	44,972
175,000	Encana Corp 3.90%, 11/15/2021	178,358
75,000	Energy Transfer Equity LP 5.88%, 01/15/2024	79,500
15,000	Energy Transfer LP 5.95%, 10/01/2043	15,910
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,055,307
250,000	5.15%, 03/15/2045	243,204
Principal Amount		Fair Value
Energy — (continued)
	Enterprise Products Operating LLC
$1,000,000	3.90%, 02/15/2024	$ 1,040,206
60,000	3.95%, 02/15/2027	62,023
100,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 8.50%, 11/01/2021	106,750
35,000	EOG Resources Inc 4.15%, 01/15/2026	36,777
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	49,875
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	811,755
	Gulfport Energy Corp
50,000	6.63%, 05/01/2023	50,125
50,000	6.00%, 10/15/2024(a)	48,625
	Hess Corp
650,000	3.50%, 07/15/2024	632,466
150,000	7.13%, 03/15/2033	169,595
190,000	5.80%, 04/01/2047	191,818
50,000	Holly Energy Partners LP(a) 6.00%, 08/01/2024	52,000
400,000	HollyFrontier Corp 5.88%, 04/01/2026	423,917
	Husky Energy Inc
150,000	6.15%, 06/15/2019	160,528
925,000	3.95%, 04/15/2022	956,061
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	258,030
	Kinder Morgan Energy Partners LP
140,000	5.30%, 09/15/2020	150,698
250,000	5.80%, 03/01/2021	273,808
1,000,000	5.00%, 03/01/2043	965,906
90,000	Kinder Morgan Inc 5.55%, 06/01/2045	95,496
50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	49,625
25,000	Magellan Midstream Partners LP 5.00%, 03/01/2026	27,573
	Marathon Oil Corp
155,000	2.80%, 11/01/2022	148,588
250,000	3.85%, 06/01/2025	244,050
300,000	Marathon Petroleum Corp 4.75%, 09/15/2044	285,389
	MPLX LP
600,000	4.13%, 03/01/2027	602,105
15,000	5.20%, 03/01/2047	15,384
700,000	Nabors Industries Inc 5.10%, 09/15/2023	659,750
50,000	NuStar Logistics LP 5.63%, 04/28/2027	52,500
50,000	Oasis Petroleum Inc 6.88%, 01/15/2023	48,375
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 6.25%, 06/01/2024	52,500
50,000	PDC Energy Inc(a) 6.13%, 09/15/2024	50,750
50,000	Peabody Energy Corp(a) 6.38%, 03/31/2025	49,250

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$1,000,000	Petrobras International Finance Co 5.38%, 01/27/2021	$ 1,016,700
400,000	Petro-Canada 6.80%, 05/15/2038	521,866
	Petroleos Mexicanos
1,025,000	4.88%, 01/18/2024	1,038,222
155,000	6.50%, 03/13/2027(a)	166,509
30,000	6.75%, 09/21/2047	30,296
	Pioneer Natural Resources Co
110,000	3.45%, 01/15/2021	113,006
105,000	4.45%, 01/15/2026	110,413
35,000	Plains All American Pipeline LP / PAA Finance Corp 4.50%, 12/15/2026	35,401
50,000	Precision Drilling Corp(a) 7.75%, 12/15/2023	49,250
50,000	QEP Resources Inc 5.25%, 05/01/2023	47,250
50,000	Range Resources Corp 4.88%, 05/15/2025	47,500
145,000	Regency Energy Partners LP / Regency Energy Finance Corp 4.50%, 11/01/2023	150,435
50,000	RSP Permian Inc(a) 5.25%, 01/15/2025	50,063
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	891,131
	Shell International Finance BV
215,000	2.88%, 05/10/2026	212,176
70,000	4.38%, 05/11/2045	73,363
175,000	4.00%, 05/10/2046	173,149
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	205,553
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	582,857
100,000	Southwestern Energy Co 4.10%, 03/15/2022	93,188
75,000	Statoil ASA 3.95%, 05/15/2043	73,503
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	174,781
45,000	Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	44,158
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	75,000
230,000	TC PipeLines LP 3.90%, 05/25/2027	229,520
	TerraForm Power Operating LLC(a)(e)
75,000	6.38%, 02/01/2023	78,000
50,000	6.63%, 06/15/2025	53,125
Principal Amount		Fair Value
Energy — (continued)
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
$100,000	6.13%, 10/15/2021	$ 104,000
50,000	6.38%, 05/01/2024	54,125
50,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	49,313
	Valero Energy Corp
140,000	3.40%, 09/15/2026	136,968
700,000	7.50%, 04/15/2032	898,249
	Weatherford International Ltd
75,000	8.25%, 06/15/2023	75,000
50,000	7.00%, 03/15/2038	42,750
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	107,750
50,000	Whiting Petroleum Corp 6.25%, 04/01/2023	45,875
50,000	Williams Cos Inc 4.55%, 06/24/2024	51,375
	Williams Partners LP
160,000	4.30%, 03/04/2024	166,440
565,000	4.90%, 01/15/2045	566,487
50,000	WPX Energy Inc 8.25%, 08/01/2023	54,250
		25,013,374
Financial — 13.26%
20,000	ACE Capital Trust II 9.70%, 04/01/2030	30,314
290,000	ACE INA Holdings Inc 3.35%, 05/03/2026	296,644
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
340,000	3.95%, 02/01/2022	353,964
150,000	3.50%, 05/26/2022	153,919
600,000	Aflac Inc 3.63%, 06/15/2023	630,529
45,000	AIG Global Funding(a) 2.70%, 12/15/2021	45,317
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	671,498
	Ally Financial Inc
100,000	4.63%, 03/30/2025	102,418
200,000	5.75%, 11/20/2025	210,500
	American Express Credit Corp
200,000	1.88%, 05/03/2019	200,078
140,000	2.20%, 03/03/2020	140,657
445,000	3.30%, 05/03/2027	443,664
	American International Group Inc
85,000	4.13%, 02/15/2024	89,750
30,000	3.88%, 01/15/2035	29,112
675,000	4.50%, 07/16/2044	687,333
	American Tower Corp
100,000	3.45%, 09/15/2021	103,114
700,000	3.13%, 01/15/2027	671,951
350,000	Associated Banc-Corp 4.25%, 01/15/2025	357,005

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 495,000	AvalonBay Communities Inc 3.35%, 05/15/2027	$ 496,556
	Bank of America Corp
75,000	6.00%, 09/01/2017	75,516
265,000	2.63%, 10/19/2020	267,649
1,000,000	5.00%, 05/13/2021	1,091,032
305,000	2.50%, 10/21/2022	301,064
1,325,000	4.18%, 11/25/2027	1,347,775
830,000	3.82%, 01/20/2028(c)	844,501
220,000	3.71%, 04/24/2028(c)	221,660
150,000	6.11%, 01/29/2037	183,790
25,000	4.44%, 01/20/2048(c)	26,514
	Bank of New York Mellon Corp
550,000	2.66%, 05/16/2023(c)	551,236
110,000	3.00%, 10/30/2028	106,471
360,000	Barclays Bank PLC(a) 6.05%, 12/04/2017	366,182
290,000	BB&T Corp 2.75%, 04/01/2022	294,251
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	232,610
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	524,128
90,000	Brandywine Operating Partnership LP 4.10%, 10/01/2024	90,317
	Capital One Financial Corp
225,000	3.05%, 03/09/2022	226,744
320,000	4.20%, 10/29/2025	322,699
	Capital One NA
250,000	1.65%, 02/05/2018	249,901
350,000	2.95%, 07/23/2021	352,552
	Citigroup Inc
150,000	2.05%, 06/07/2019	150,103
100,000	2.75%, 04/25/2022	100,005
2,375,000	4.05%, 07/30/2022	2,482,509
30,000	2.28%, 05/17/2024(c)	29,969
850,000	3.89%, 01/10/2028(c)	863,915
525,000	4.13%, 07/25/2028	533,003
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	479,643
325,000	City National Corp 5.25%, 09/15/2020	353,130
500,000	CNA Financial Corp 5.88%, 08/15/2020	550,599
515,000	Comerica Inc 3.80%, 07/22/2026	520,841
	Compass Bank
500,000	2.75%, 09/29/2019	503,894
400,000	3.88%, 04/10/2025	398,483
250,000	Credit Suisse Group Funding Guernsey Ltd 3.13%, 12/10/2020	254,679
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	424,906
240,000	3.70%, 06/15/2026	242,079
400,000	Discover Bank 3.45%, 07/27/2026	386,917
250,000	Discover Financial Services 3.85%, 11/21/2022	255,997
Principal Amount		Fair Value
Financial — (continued)
$ 220,000	Fifth Third Bancorp 2.88%, 07/27/2020	$ 224,572
200,000	FMR LLC(a) 7.57%, 06/15/2029	265,198
986,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	1,019,580
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,481
750,000	5.38%, 03/15/2020	809,787
295,000	2.60%, 04/23/2020	297,718
600,000	2.60%, 12/27/2020	603,156
1,250,000	5.25%, 07/27/2021	1,369,935
115,000	2.35%, 11/15/2021	113,602
500,000	3.50%, 11/16/2026	497,401
1,055,000	3.85%, 01/26/2027	1,073,363
20,000	3.69%, 06/05/2028(c)	20,082
165,000	6.75%, 10/01/2037	214,655
30,000	4.75%, 10/21/2045	33,241
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	315,663
510,000	Health Care REIT Inc 4.00%, 06/01/2025	527,366
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	586,556
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	478,695
100,000	4.50%, 02/01/2026	104,873
	HSBC Holdings PLC
365,000	3.40%, 03/08/2021	375,113
290,000	5.10%, 04/05/2021	315,262
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,441,929
50,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(d) 8.13%, 07/15/2019	50,125
200,000	Hub International Ltd(a) 7.88%, 10/01/2021	208,500
30,000	Intercontinental Exchange Inc 2.75%, 12/01/2020	30,584
180,000	Invesco Finance PLC 3.75%, 01/15/2026	186,642
300,000	Jefferies Group LLC 6.88%, 04/15/2021	341,435
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	595,505
2,195,000	3.38%, 05/01/2023	2,227,100
165,000	2.70%, 05/18/2023	163,169
290,000	2.40%, 10/24/2023(c)	294,359
120,000	3.22%, 03/01/2025(c)	120,026
395,000	2.95%, 10/01/2026	381,255
175,000	4.25%, 10/01/2027	181,893
500,000	3.78%, 02/01/2028(c)	511,362
400,000	3.54%, 05/01/2028(c)	402,205
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	91,736
110,000	2.80%, 10/01/2026	101,501
480,000	3.80%, 04/01/2027	480,140
200,000	KIRS Midco 3 PLC(a) 8.63%, 07/15/2023	202,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Liberty Mutual Group Inc(a)
$ 235,000	5.00%, 06/01/2021	$ 255,380
850,000	4.95%, 05/01/2022	932,148
390,000	Liberty Property LP 3.75%, 04/01/2025	396,331
	Lincoln National Corp
225,000	4.20%, 03/15/2022	239,416
400,000	3.63%, 12/12/2026	401,711
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	399,118
140,000	Marsh & McLennan Cos Inc 4.05%, 10/15/2023	148,778
	Massachusetts Mutual Life Insurance Co(a)
20,000	8.88%, 06/01/2039	32,806
350,000	4.50%, 04/15/2065	354,635
350,000	MetLife Inc 4.05%, 03/01/2045	353,481
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	54,500
500,000	Mid-America Apartments LP 3.75%, 06/15/2024	512,534
	Morgan Stanley
480,000	2.50%, 01/24/2019	483,720
110,000	2.63%, 11/17/2021	109,827
35,000	2.75%, 05/19/2022	34,988
1,000,000	4.10%, 05/22/2023	1,043,823
1,500,000	5.00%, 11/24/2025	1,631,337
300,000	3.63%, 01/20/2027	301,915
135,000	3.95%, 04/23/2027	135,863
30,000	Nasdaq Inc 3.85%, 06/30/2026	30,443
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046	389,512
950,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,588,041
	Navient Corp
50,000	6.50%, 06/15/2022	53,063
50,000	5.50%, 01/25/2023	50,813
75,000	5.88%, 10/25/2024	76,335
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,125,014
75,000	NFP Corp(a) 6.88%, 07/15/2025	75,750
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,302,364
260,000	Physicians Realty LP 4.30%, 03/15/2027	263,519
300,000	Principal Financial Group Inc 3.10%, 11/15/2026	295,636
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	134,610
125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	129,063
Principal Amount		Fair Value
Financial — (continued)
$540,000	Regions Financial Corp 3.20%, 02/08/2021	$ 552,055
150,000	Santander Holdings USA Inc(a) 3.70%, 03/28/2022	151,922
550,000	State Street Corp 3.30%, 12/16/2024	565,647
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	244,892
300,000	4.25%, 07/18/2024	305,449
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	314,698
200,000	3.30%, 05/15/2026	195,493
590,000	Tanger Properties LP 3.13%, 09/01/2026	552,963
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	349,134
50,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	51,125
500,000	UDR Inc 4.63%, 01/10/2022	534,147
75,000	USIS Merger Sub Inc(a) 6.88%, 05/01/2025	76,313
105,000	Ventas Realty LP / Ventas Capital Corp 4.75%, 06/01/2021	112,313
	Visa Inc
75,000	2.80%, 12/14/2022	76,351
250,000	3.15%, 12/14/2025	253,841
70,000	4.30%, 12/14/2045	76,887
	Wells Fargo & Co
355,000	3.07%, 01/24/2023	359,718
75,000	3.00%, 04/22/2026	73,256
750,000	4.30%, 07/22/2027	786,480
205,000	3.58%, 05/22/2028(c)	207,142
340,000	4.90%, 11/17/2045	371,247
315,000	4.75%, 12/07/2046	336,799
45,000	Willis North America Inc 3.60%, 05/15/2024	45,442
500,000	WP Carey Inc 4.60%, 04/01/2024	520,734
		59,645,374
Industrial — 3.83%
700,000	Airbus SE(a) 3.15%, 04/10/2027	705,988
800,000	Alcoa Inc 5.87%, 02/23/2022	856,000
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	51,875
200,000	ARD Finance SA(d) 7.13%, 09/15/2023	213,480
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	218,750
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	489,065
125,000	Belden Inc(a) 5.50%, 09/01/2022	128,750

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$150,000	Berry Plastics Corp 5.50%, 05/15/2022	$ 156,187
50,000	Building Materials Corp of America(a) 6.00%, 10/15/2025	53,500
	Burlington Northern Santa Fe LLC
15,000	3.25%, 06/15/2027	15,346
750,000	5.75%, 05/01/2040	948,235
115,000	4.13%, 06/15/2047	121,115
	BWAY Holding Co(a)
75,000	5.50%, 04/15/2024	76,594
150,000	7.25%, 04/15/2025	152,250
180,000	CSX Corp 3.25%, 06/01/2027	181,709
90,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	94,050
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	654,042
50,000	Engility Corp 8.88%, 09/01/2024	54,313
135,000	Federal Express Corp 4.55%, 04/01/2046	142,809
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	67,000
125,000	Flex Acquisition Co Inc(a) 6.88%, 01/15/2025	130,000
435,000	Flextronics International Ltd 4.75%, 06/15/2025	462,089
75,000	Fortive Corp 2.35%, 06/15/2021	74,559
175,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	175,437
144,000	General Electric Capital Corp 5.50%, 01/08/2020	156,841
170,000	Hexcel Corp 3.95%, 02/15/2027	174,102
150,000	Hillman Group Inc(a) 6.38%, 07/15/2022	144,000
120,000	Hubbell Inc 5.95%, 06/01/2018	124,482
550,000	Ingram Micro Inc 5.45%, 12/15/2024	565,217
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	501,613
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	839,822
50,000	Koppers Inc(a) 6.00%, 02/15/2025	53,125
165,000	Lennox International Inc 3.00%, 11/15/2023	164,728
	Lockheed Martin Corp
35,000	2.50%, 11/23/2020	35,477
480,000	3.80%, 03/01/2045	473,207
60,000	4.70%, 05/15/2046	67,516
	Masco Corp
300,000	3.50%, 11/15/2027	297,414
200,000	4.50%, 05/15/2047	201,202
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	52,250
Principal Amount		Fair Value
Industrial — (continued)
$360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	$ 367,026
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	131,250
170,000	Norfolk Southern Corp 3.15%, 06/01/2027	169,425
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	53,313
50,000	6.38%, 08/15/2025	56,125
460,000	Packaging Corp of America 3.65%, 09/15/2024	469,098
50,000	Pactiv LLC 7.95%, 12/15/2025	56,000
	Park Aerospace Holdings Ltd(a)
50,000	5.25%, 08/15/2022	52,266
75,000	5.50%, 02/15/2024	78,338
	Parker-Hannifin Corp(a)
200,000	3.25%, 03/01/2027	202,067
430,000	4.10%, 03/01/2047	450,006
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
205,000	3.38%, 02/01/2022	209,977
400,000	3.40%, 11/15/2026	393,110
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	52,371
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
50,000	5.75%, 10/15/2020	51,167
75,000	7.00%, 07/15/2024(a)	80,454
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	133,859
210,000	3.80%, 12/15/2026	215,787
100,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	105,250
150,000	Ryder System Inc 2.45%, 09/03/2019	151,371
100,000	Standard Industries Inc(a) 5.00%, 02/15/2027	102,000
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	50,375
250,000	Textron Financial Corp(a)(c) 2.91%, 02/15/2042	215,625
	Textron Inc
300,000	4.30%, 03/01/2024	318,596
155,000	3.88%, 03/01/2025	159,234
	TransDigm Inc
50,000	5.50%, 10/15/2020	50,750
75,000	6.50%, 07/15/2024	77,438
125,000	6.38%, 06/15/2026	126,875
175,000	United Technologies Corp 1.90%, 05/04/2020	175,287
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	56,335
800,000	5.25%, 10/01/2054	771,150
335,000	Wabtec Corp(a) 3.45%, 11/15/2026	330,340
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	77,906
50,000	5.38%, 06/15/2024	52,188

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Worthington Industries Inc
$ 450,000	6.50%, 04/15/2020	$ 493,960
250,000	4.55%, 04/15/2026	258,553
	Xylem Inc
100,000	3.25%, 11/01/2026	99,590
140,000	4.38%, 11/01/2046	145,109
125,000	Zebra Technologies Corp 7.25%, 10/15/2022	132,812
		17,246,522
Technology — 2.40%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	434,428
	Apple Inc
800,000	3.25%, 02/23/2026	814,404
145,000	3.35%, 02/09/2027	148,469
475,000	3.85%, 08/04/2046	475,401
	Applied Materials Inc
20,000	3.30%, 04/01/2027	20,327
15,000	4.35%, 04/01/2047	15,945
100,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	103,532
1,370,000	BMC Software Inc 7.25%, 06/01/2018	1,417,950
	Broadcom Corp / Broadcom Cayman Finance Ltd(a)
270,000	3.00%, 01/15/2022	272,385
280,000	3.63%, 01/15/2024	286,370
390,000	3.88%, 01/15/2027	400,532
100,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	108,156
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
30,000	3.48%, 06/01/2019	30,702
240,000	4.42%, 06/15/2021	252,990
125,000	7.13%, 06/15/2024	137,410
540,000	6.02%, 06/15/2026	594,869
75,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	78,000
	Fidelity National Information Services Inc
405,000	3.88%, 06/05/2024	424,247
280,000	5.00%, 10/15/2025	312,699
	First Data Corp(a)
75,000	7.00%, 12/01/2023	80,063
200,000	5.75%, 01/15/2024	207,750
	Hewlett Packard Enterprise Co
720,000	3.60%, 10/15/2020	742,331
40,000	4.90%, 10/15/2025	41,940
100,000	Inception Merger Sub Inc / Rackspace Hosting Inc(a) 8.63%, 11/15/2024	106,500
75,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(d) 7.13%, 05/01/2021	77,250
150,000	Infor US Inc 6.50%, 05/15/2022	155,250
	Intel Corp
130,000	2.35%, 05/11/2022	130,289
Principal Amount		Fair Value
Technology — (continued)
$260,000	4.90%, 07/29/2045	$ 302,514
120,000	4.10%, 05/19/2046	124,558
125,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	127,227
100,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	104,000
110,000	Lam Research Corp 2.80%, 06/15/2021	111,573
	Microsoft Corp
185,000	2.65%, 11/03/2022	187,611
200,000	2.40%, 08/08/2026	192,496
45,000	3.30%, 02/06/2027	46,269
100,000	4.25%, 02/06/2047	108,429
590,000	3.95%, 08/08/2056	591,113
50,000	NCR Corp 6.38%, 12/15/2023	53,625
	Nuance Communications Inc
50,000	6.00%, 07/01/2024	53,250
50,000	5.63%, 12/15/2026(a)	53,375
45,000	Oracle Corp 4.00%, 07/15/2046	45,513
100,000	Project Homestake Merger(a) 8.88%, 03/01/2023	101,625
545,000	QUALCOMM Inc 2.10%, 05/20/2020	547,470
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	53,625
100,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	114,875
		10,789,337
Utilities — 3.33%
135,000	Alabama Power Co 2.45%, 03/30/2022	135,447
190,000	Ameren Corp 3.65%, 02/15/2026	193,999
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	51,625
50,000	5.50%, 05/20/2025	50,750
50,000	5.88%, 08/20/2026	51,250
450,000	Appalachian Power Co 3.40%, 06/01/2025	462,192
820,000	Atmos Energy Corp 4.13%, 10/15/2044	864,227
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	696,494
150,000	Calpine Corp 5.75%, 01/15/2025	140,625
340,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	375,828
270,000	Dominion Energy Inc 2.85%, 08/15/2026	257,399
170,000	Dominion Resources Inc 1.88%, 01/15/2019	169,633
90,000	DTE Energy Co 1.50%, 10/01/2019	88,657
	Duke Energy Corp
110,000	3.55%, 09/15/2021	114,648

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 320,000	2.65%, 09/01/2026	$ 303,947
550,000	3.75%, 09/01/2046	523,285
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	113,202
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	347,354
	Electricite de France SA(a)
500,000	5.63%, Perpetual(c)(f)	514,875
925,000	5.60%, 01/27/2040	1,060,537
	Emera US Finance LP
20,000	2.70%, 06/15/2021	20,029
250,000	3.55%, 06/15/2026	250,603
420,000	4.75%, 06/15/2046	443,863
	Enel Finance International NV(a)
300,000	6.00%, 10/07/2039	357,184
200,000	4.75%, 05/25/2047	206,084
150,000	Eversource Energy 2.80%, 05/01/2023	150,388
	Exelon Corp
165,000	2.45%, 04/15/2021	164,532
300,000	4.45%, 04/15/2046	310,501
130,000	FirstEnergy Corp 3.90%, 07/15/2027	130,026
	Fortis Inc(a)
45,000	2.10%, 10/04/2021	44,071
660,000	3.06%, 10/04/2026	636,962
120,000	Georgia Power Co 2.40%, 04/01/2021	120,245
	Great Plains Energy Inc
90,000	4.85%, 06/01/2021	95,903
45,000	3.15%, 04/01/2022	45,471
35,000	3.90%, 04/01/2027	35,411
515,000	Gulf Power Co 4.55%, 10/01/2044	539,955
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	172,541
1,275,000	National Fuel Gas Co 3.75%, 03/01/2023	1,273,159
	NextEra Energy Capital Holdings Inc
45,000	1.65%, 09/01/2018	44,865
500,000	3.55%, 05/01/2027	507,704
135,000	NiSource Finance Corp 4.38%, 05/15/2047	139,402
	NRG Energy Inc
75,000	6.25%, 05/01/2024	75,750
50,000	7.25%, 05/15/2026	51,750
50,000	6.63%, 01/15/2027	50,063
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	39,937
70,000	Pacific Gas & Electric Co 4.75%, 02/15/2044	79,777
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	101,760
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	527,832
400,000	Public Service Enterprise Group Inc 2.00%, 11/15/2021	390,946
300,000	Sempra Energy 3.55%, 06/15/2024	307,276
Principal Amount		Fair Value
Utilities — (continued)
$ 70,000	South Carolina Electric & Gas Co 5.10%, 06/01/2065	$ 77,456
	Southern Co
90,000	2.95%, 07/01/2023	89,411
200,000	3.25%, 07/01/2026	195,672
30,000	4.40%, 07/01/2046	30,589
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,550
250,000	TECO Finance Inc 5.15%, 03/15/2020	265,690
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	464,076
		14,967,408
TOTAL CORPORATE BONDS AND NOTES — 42.36% (Cost $184,829,737)		$ 190,515,353
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Chile Government International Bond 3.86%, 06/21/2047	200,500
200,000	Colombia Government International Bond 4.38%, 07/12/2021	212,800
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	540,660
205,000	Kuwait International Government Bond(a) 2.75%, 03/20/2022	205,718
	Mexico Government International Bond
520,000	4.75%, 03/08/2044	520,520
76,000	5.75%, 10/12/2110	78,850
250,000	Oman Government International Bond(a) 5.38%, 03/08/2027	255,625
540,000	Provincia de Buenos Aires(a) 7.88%, 06/15/2027	560,250
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.57% (Cost $2,559,876)		$ 2,574,923
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.90%
95,000	Angel Oak Mortgage Trust I LLC(a)(c) Series 2017-2 Class A1 2.48%, 07/25/2047	94,999
235,000	BBCMS Mortgage Trust Series 2017-C1 Class A4 3.67%, 02/15/2050	244,735
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	260,385

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$2,500,000	Citigroup Commercial Mortgage Trust(c) Series 2013-GC11 Class B 3.73%, 04/10/2046	$ 2,532,487
95,935	COLT Mortgage Loan Trust(a)(c) Series 2017-1 Class A1 2.61%, 05/27/2047	96,430
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	260,148
69,804	CSMC Trust(a)(c) Series 2017-FHA1 Class A1 3.25%, 04/25/2047	70,636
100,000	Deephaven Residential Mortgage Trust(a)(c) Series 2017-2A Class A1 2.45%, 06/25/2047	99,690
675,000	GS Mortgage Securities Trust(c) Series 2014-GC24 Class B 4.64%, 09/10/2047	712,844
249,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class A4 3.80%, 09/15/2047	260,538
130,000	JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3 3.14%, 12/15/2049	130,065
95,605	MFA Trust(a)(c) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	96,093
65,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5 3.10%, 11/15/2049	64,572
	New Residential Mortgage Loan Trust(a)(c)
	Series 2015-1A Class A3
115,711	3.75%, 05/28/2052	118,809
	Series 2017-2A Class A3
278,090	4.00%, 03/25/2057	289,528
	Series 2017-3A Class A1
153,546	4.00%, 04/25/2057	159,465
	Series 2017-4A Class A1
195,000	4.00%, 05/25/2057(b)	203,677
265,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	260,842
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(c) Series 2013-C6 Class B 3.88%, 04/10/2046	2,484,754
Principal Amount		Fair Value
Non-Agency — (continued)
$ 90,000	Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A4 2.94%, 10/15/2049	$ 88,411
		8,529,108
U.S. Government Agency — 22.29%
	Federal Home Loan Mortgage Corp
3,200,000	3.00%, TBA	3,204,125
4,000,000	3.50%, TBA	4,104,609
7,448	5.50%, 02/01/2018	7,510
19,753	4.00%, 12/01/2020	20,452
4,948	4.50%, 04/01/2021	5,075
13,499	6.00%, 05/01/2021	13,958
15,443	4.50%, 07/01/2021	15,784
11,320	5.00%, 03/01/2022	11,964
3,142,474	3.00%, 09/01/2027	3,229,104
13,888	6.00%, 11/01/2033	15,799
13,085	6.00%, 04/01/2035	14,706
39,045	4.50%, 05/01/2035	41,969
148,157	5.50%, 08/01/2035	165,504
54,640	4.50%, 11/01/2035	58,595
6,059	6.50%, 02/01/2036	6,702
24,620	4.50%, 03/01/2036	26,436
23,802	6.00%, 03/01/2036	27,013
16,058	5.50%, 06/01/2036	17,696
79,742	5.50%, 08/01/2036	89,110
7,105	6.00%, 08/01/2037	8,006
34,381	7.00%, 08/01/2037	37,723
134,564	5.00%, 04/01/2038	146,967
339,838	5.50%, 05/01/2038	377,812
219,783	4.50%, 03/01/2039	236,045
292,151	4.50%, 05/01/2039	313,890
226,907	4.00%, 09/01/2040	239,532
579,332	5.00%, 09/01/2040	635,103
83,043	4.00%, 09/01/2043	87,579
2,148,376	4.00%, 03/01/2044	2,260,821
791,898	4.50%, 04/01/2044	847,901
4,722,829	3.50%, 12/01/2044	4,871,412
1,423,538	4.50%, 12/01/2044	1,524,029
3,461,927	3.50%, 05/01/2046	3,558,324
2,715,894	3.50%, 06/01/2046	2,791,518
901,286	3.00%, 02/01/2047	899,780
1,923,303	3.00%, 03/01/2047	1,920,089
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(c)
	Series 2017-K726 Class B
75,000	3.97%, 04/25/2024	75,130
	Series 2017-K64 Class B
25,000	4.12%, 03/25/2027	25,163
	Series 2013-K25 Class B
849,000	3.74%, 11/25/2045	881,491
	Series 2015-K49 Class B
800,000	3.85%, 10/25/2048	804,945
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 110,000	5.72%, 02/25/2024	$ 128,437
	Series 2014-DN2 Class M2
317,849	2.87%, 04/25/2024	322,916
	Series 2014-DN2 Class M3
165,000	4.82%, 04/25/2024	183,393
	Federal National Mortgage Association
1,200,000	2.50%, TBA	1,206,000
1,800,000	3.00%, TBA	1,838,789
6,000,000	3.50%, TBA	6,155,387
6,149	5.00%, 02/01/2018	6,297
14,236	4.50%, 06/01/2018	14,576
1,354,775	3.50%, 01/01/2031	1,402,407
3,173,681	3.00%, 09/01/2031	3,259,089
315,000	3.01%, 07/01/2032(b)	315,591
390,000	3.04%, 07/01/2032(b)	391,219
160,000	3.09%, 07/01/2032(b)	160,875
385,000	3.10%, 07/01/2032(b)	387,888
230,000	3.19%, 07/01/2033(b)	232,731
19,030	4.50%, 08/01/2035	20,505
38,196	6.00%, 02/01/2036	43,247
113,630	5.50%, 03/01/2036	127,081
85,005	6.50%, 06/01/2036	94,463
308,344	6.00%, 02/01/2037	346,759
108,887	6.00%, 03/01/2037	123,442
460	6.50%, 04/01/2037	509
65,364	6.00%, 08/01/2037	73,690
38,951	6.50%, 08/01/2037	43,749
1,331,337	4.00%, 02/01/2041	1,406,004
8,386,298	4.50%, 02/01/2041	9,069,030
717,413	4.00%, 10/01/2041	756,834
1,170,607	4.00%, 01/01/2045	1,230,919
896,974	3.50%, 08/01/2045	921,549
2,713,387	3.50%, 12/01/2045	2,787,726
3,214,236	4.00%, 01/01/2046	3,379,840
2,587,453	4.00%, 07/01/2046	2,720,765
6,070,453	4.00%, 10/01/2046	6,383,217
1,937,163	4.00%, 12/01/2046	2,036,969
1,896,773	3.50%, 01/01/2047	1,948,740
333,514	3.57%, 03/01/2047(c)	349,308
7,750,000	4.00%, 06/01/2047	8,149,297
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
430,000	3.82%, 05/25/2024	454,543
	Series 2014-C03 Class 1M2
510,000	4.22%, 07/25/2024	543,806
	Government National Mortgage Association
2,600,000	3.00%, TBA	2,623,227
1,500,000	3.50%, TBA	1,552,172
1,000,000	4.00%, TBA	1,051,446
1,100,000	4.50%, TBA	1,168,558
752,560	4.00%, 02/20/2045	792,476
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 436,089	4.50%, 01/20/2046	$ 463,605
		100,288,442
TOTAL MORTGAGE-BACKED SECURITIES — 24.19% (Cost $108,883,548)		$ 108,817,550
MUNICIPAL BONDS AND NOTES
130,000	New Jersey Turnpike Authority 7.10%, 01/01/2041	190,783
50,000	Regents of the University of California Medical Center Pooled Revenue 6.58%, 05/15/2049	67,934
340,000	State of California 7.55%, 04/01/2039	519,085
	State of Illinois
105,000	5.67%, 03/01/2018	106,717
50,000	5.10%, 06/01/2033	46,806
TOTAL MUNICIPAL BONDS AND NOTES — 0.21% (Cost $898,480)		$ 931,325
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 01/15/2022	2,372,987
820	0.13%, 04/15/2022	820
2,410,000	0.13%, 07/15/2022(g)	2,559,060
1,700,000	0.38%, 07/15/2023	1,797,619
750,000	0.63%, 01/15/2024	796,994
205,000	0.13%, 07/15/2024	207,319
2,600,000	0.13%, 07/15/2026	2,557,712
2,203,000	0.38%, 01/15/2027	2,189,632
	United States Treasury Note/Bond
6,160,000	3.13%, 05/15/2019	6,358,518
2,345,000	8.75%, 08/15/2020	2,855,037
9,927,000	8.13%, 08/15/2021(g)(h)	12,424,256
12,000,000	1.88%, 03/31/2022	12,006,564
4,700,000	1.75%, 04/30/2022	4,672,646
2,100,000	1.63%, 08/15/2022	2,071,453
205,000	1.88%, 08/31/2022	204,568
2,650,000	1.63%, 11/15/2022	2,605,488
2,030,000	1.38%, 08/31/2023	1,949,910
2,705,000	2.38%, 08/15/2024	2,745,575
13,865,000	2.00%, 02/15/2025	13,671,653
280,000	2.13%, 05/15/2025	278,206
1,740,000	2.00%, 08/15/2025	1,710,093
2,990,000	2.25%, 11/15/2025	2,990,350
1,330,000	1.63%, 02/15/2026	1,263,863
2,680,000	1.63%, 05/15/2026	2,540,661
3,620,000	1.50%, 08/15/2026	3,386,680
2,000,000	2.38%, 05/15/2027	2,012,890
265,000	4.50%, 08/15/2039	343,672
1,515,000	4.63%, 02/15/2040	1,999,741

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$3,900,000	3.00%, 11/15/2044	$ 4,030,560
5,800,000	2.50%, 02/15/2045	5,421,417
2,445,000	2.88%, 08/15/2045	2,462,477
4,420,000	3.00%, 11/15/2045	4,560,026
260,000	2.50%, 05/15/2046	242,318
5,220,000	2.25%, 08/15/2046	4,604,202
1,500,000	2.88%, 11/15/2046	1,510,840
2,270,000	3.00%, 02/15/2047	2,345,725
TOTAL U.S. TREASURY BONDS AND NOTES — 25.73% (Cost $116,336,106)		$ 115,751,532
Shares
INVESTMENT COMPANIES
1,152,974	Federated Emerging Markets Core Fund(i)	11,679,629
1,662,715	Federated Project Trade and Finance Fund(i)	15,263,718
TOTAL INVESMENT COMPANIES — 5.99% (Cost $27,000,345)		$ 26,943,347
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.82%
$21,700,000	Federal Home Loan Bank 0.41%, 07/03/2017	$ 21,699,518
SHORT TERM INVESTMENTS — 4.82% (Cost $21,699,518)		$ 21,699,518
TOTAL INVESTMENTS — 106.45% (Cost $473,805,737)		$478,843,683
OTHER ASSETS & LIABILITIES, NET — (6.45)%		$ (29,016,690)
TOTAL NET ASSETS — 100.00%		$449,826,993

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $59,718,738 and $61,211,105, respectively, representing 13.61% of net assets.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2017. Maturity date disclosed represents final maturity date.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	Issuer is considered an affiliate of the Fund.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Euro Bond Short Futures	15	EUR	2,428,050	September 2017	$ 110,100
Euro Interest Rate Short Futures	23	USD	5,651,675	September 2018	(400)
U.S. 10 Year Treasury Note Short Futures	260	USD	32,638,125	September 2017	112,363
U.S. 2 Year Treasury Note Long Futures	365	USD	78,879,922	September 2017	(112,938)
U.S. 2 Year Treasury Note Short Futures	20	USD	4,322,188	September 2017	7,187
U.S. 5 Year Treasury Note Short Futures	200	USD	23,567,188	September 2017	21,874
U.S. Bond Long Futures	4	USD	614,750	September 2017	5,625
U.S. Treasury Short Futures	55	USD	7,414,688	September 2017	1,289
U.S. Ultra Bond Short Futures	138	USD	22,890,750	September 2017	(253,645)
				Net Depreciation	$(108,545)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
At June 30, 2017, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Value(b)	Fair Value	Upfront Premiums Paid/Received	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating(c)
North American Investment Grade 28	$1,708,000	$31,707	$(18,054)	1.00%	June 20, 2022	$1,790	Sell	Baa1
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c) Ratings are presented for credit default swap contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at June 30, 2017.
At June 30, 2017, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation
Receive	2.12%	3-month USD BBA LIBOR	$465,000	June 07, 2027	$ 5,607
Receive	2.12%	3-month USD BBA LIBOR	460,000	June 07, 2027	5,648
Receive	2.12%	3-month USD BBA LIBOR	808,000	June 07, 2027	10,195
				Net Appreciation	$21,450
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$26,943,347
Investments in securities, fair value(b)	451,900,336
Cash	282,153
Interest receivable	3,354,886
Subscriptions receivable	247,624
Receivable for investments sold	8,670,919
Variation margin on futures contracts	190,332
Total Assets	491,589,597
LIABILITIES:
Due to brokers (TBAs)	22,999,960
Payable for investments purchased	16,086,327
Payable for director fees	789
Payable for other accrued fees	38,011
Payable for shareholder services fees	8,984
Payable to investment adviser	109,766
Redemptions payable	416,748
Variation margin on centrally cleared swaps	2,102,019
Total Liabilities	41,762,604
NET ASSETS	$449,826,993
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,571,408
Paid-in capital in excess of par	448,044,880
Net unrealized appreciation	4,952,641
Undistributed net investment income	1,990,439
Accumulated net realized loss	(9,732,375)
NET ASSETS	$449,826,993
NET ASSETS BY CLASS
Investor Class	$31,728,678
Institutional Class	$418,098,315
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	2,983,170
Institutional Class	42,730,908
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.64
Institutional Class	$9.78
(a) Cost of investments, affiliated	$27,000,345
(b) Cost of investments, unaffiliated	$446,805,392
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$6,994,051
Dividends, affiliated	16,346
Dividends, unaffiliated	11,567
Total Income	7,021,964
EXPENSES:
Management fees	733,876
Shareholder services fees – Investor Class	54,272
Audit and tax fees	8,879
Custodian fees	8,710
Director's fees	789
Legal fees	646
Pricing fees	17,651
Registration fees	4,293
Shareholder report fees	1,654
Transfer agent fees	1,396
Other fees	3,275
Total Expenses	835,441
Less amount waived by investment adviser	22,459
Net Expenses	812,982
NET INVESTMENT INCOME	6,208,982
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(801)
Net realized gain on investments, unaffiliated	1,257,036
Net realized loss on credit default swaps	(2,101,738)
Net realized loss on futures contracts	(1,773,311)
Net Realized Loss	(2,618,814)
Net change in unrealized appreciation on investments	6,058,037
Net change in unrealized appreciation on credit default swaps	1,790
Net change in unrealized appreciation on interest rate swaps	21,450
Net change in unrealized depreciation on futures contracts	(240,708)
Net Change in Unrealized Appreciation	5,840,569
Net Realized and Unrealized Gain	3,221,755
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,430,737
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Core Bond Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$6,208,982	$12,296,907
Net realized loss	(2,618,814)	(573,314)
Net change in unrealized appreciation	5,840,569	7,703,619
Net Increase in Net Assets Resulting from Operations	9,430,737	19,427,212
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(320,796)	(719,548)
Institutional Class	(5,549,907)	(11,535,926)
From net investment income	(5,870,703)	(12,255,474)
Total Distributions	(5,870,703)	(12,255,474)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,742,256	10,007,088
Institutional Class	47,011,754	96,774,699
Shares issued in reinvestment of distributions
Investor Class	320,796	719,548
Institutional Class	5,549,907	11,535,926
Shares redeemed
Investor Class	(4,481,964)	(11,892,394)
Institutional Class	(24,084,653)	(110,440,171)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	28,058,096	(3,295,304)
Total Increase in Net Assets	31,618,130	3,876,434
NET ASSETS:
Beginning of Period	418,208,863	414,332,429
End of Period(a)	$449,826,993	$418,208,863
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	352,082	943,675
Institutional Class	4,800,589	9,894,756
Shares issued in reinvestment of distributions
Investor Class	30,192	67,609
Institutional Class	567,283	1,174,847
Shares redeemed
Investor Class	(421,714)	(1,128,138)
Institutional Class	(2,458,077)	(11,352,742)
Net Increase (Decrease)	2,870,355	(399,993)
(a) Including undistributed net investment income:	$1,990,439	$1,652,160
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.53	0.13	0.09	0.22	(0.11)	-	(0.11)	$10.64	2.08% (d)
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29	0.25	0.54	(0.29)	-	(0.29)	$10.70	5.20%
12/31/2013	$10.95	0.25	(0.50)	(0.25)	(0.21)	(0.04)	(0.25)	$10.45	(2.21%)
12/31/2012	$10.77	0.28	0.37	0.65	(0.35)	(0.12)	(0.47)	$10.95	6.08%
Institutional Class
06/30/2017(Unaudited)	$ 9.70	0.14	0.07	0.21	(0.13)	-	(0.13)	$ 9.78	2.30% (d)
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 31,729	0.73% (g)	0.70% (g)	2.55% (g)	49% (d)(h)
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	2.74%	57%
12/31/2013	$418,088	0.70%	0.70%	2.32%	92%
12/31/2012	$492,889	0.70%	0.70%	2.57%	70%
Institutional Class
06/30/2017 (Unaudited)	$418,098	0.36% (g)	0.35% (g)	2.90% (g)	49% (d)(h)
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
12/31/2015 (e)	$382,028	0.35% (g)	0.35% (g)	3.25% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 45%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein.
Effective April 8, 2017, the Great-West Federated Bond Fund name changed to the Great-West Core Bond Fund. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2017

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying private equity fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 11,610,135	$ —	$ 11,610,135
Corporate Bonds and Notes	—	190,515,353	—	190,515,353
Foreign Government Bonds and Notes	—	2,574,923	—	2,574,923
Mortgage-Backed Securities	—	108,817,550	—	108,817,550
Municipal Bonds and Notes	—	931,325	—	931,325
U.S. Treasury Bonds and Notes	—	115,751,532	—	115,751,532
Investment Companies(a)	—	—	—	26,943,347
Short Term Investments	—	21,699,518	—	21,699,518
Total investments, at fair value:	0	451,900,336	0	478,843,683
Other Financial Investments:
Credit Default Swaps(b)	—	1,790	—	1,790
Interest Rate Swaps(b)	—	21,450	—	21,450
Futures Contracts(b)	258,438	—	—	258,438
Total Assets	$ 258,438	$ 478,866,923	$ 0	$ 479,125,361
Liabilities
Other Financial Investments:
Futures Contracts(b)	$ (366,983)	$ —	$ —	$ (366,983)
Total Liabilities	$ (366,983)	$ 0	$ 0	$ (366,983)
(a)	As permitted by U.S. GAAP, investment companies valued at $26,943,347 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - June 30, 2017

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$473,853,638
Gross unrealized appreciation on investments	8,277,598
Gross unrealized depreciation on investments	(3,287,553)
Net unrealized appreciation on investments	$4,990,045
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Semi-Annual Report - June 30, 2017

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,689 futures contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional value of $3,579,333 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2017

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as expense or income on a net basis.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $1,733,000 in interest rate swaps for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation	$ 1,790(a)
Interest rate contracts (swaps)	Net unrealized appreciation	$21,450 (b)
Interest rate contracts (futures contracts)			Net unrealized appreciation	$(108,545) (c)
(a)Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(c)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized loss on credit default swaps	$(2,101,738)	Net change in unrealized appreciation on credit default swaps	$1,790
Interest rate contracts (swaps)			Net change in unrealized appreciation on interest rate swaps	$21,450
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(1,773,311)	Net change in unrealized depreciation on futures contracts	$(240,708)

Semi-Annual Report - June 30, 2017

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.35% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. Effective April 10, 2017, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
The Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by a Sub-Adviser of the Fund. Core Trust is registered under the 1940 Act as an open-end management investment company and is available only to registered investment companies and other institutional investors. The Fund may also invest in loan instruments, including trade finance loan instruments, mortgage-backed, high-yield and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by a Sub-Adviser or its affiliates. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Sub-Adviser(s) believe that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Federated Emerging Markets Core Fund	1,152,974	$—	$11,720,000	$ —	$ —	$ —	$11,679,629
Federated Project Trade And Finance Fund	1,662,715	—	16,016,346	736,001	(801)	16,346	15,263,718
					$(801)	$16,346	$26,943,347
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $105,600,358 and $80,613,525, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $156,607,332 and $129,219,574, respectively.

Semi-Annual Report - June 30, 2017

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2017.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Federated Investment Management Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Core Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and met separately Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first, second, second and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board further noted that the Fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser.

In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was less than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on February 23, 2017 (the “Meeting”), approved the investment sub-advisory agreement (the “Agreement”) between the Company, Great-West Capital Management, LLC (“GWCM”) and Wellington Management Company LLP (the “Sub-Adviser”), with respect to the Great-West Core Bond Fund (the “Fund”).
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, will be responsible for the day-to-day management of the investment and re-investments of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. Among other things, the Board considered the Sub-Adviser’s personnel, experience, resources and performance track record of managing a strategy similar to that which will be used for the Fund, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications and background of the portfolio managers to be responsible for the day-to-day management of the Fund. In addition, the Board considered the Sub-Adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Sub-Adviser as provided by GWCM. The Board reviewed performance information of similar strategies managed by the Sub-Adviser for the 1-, 3-, 5-, and 10-year periods ended December 31, 2016 as compared against the Fund’s benchmark and Morningstar peer group. The Board noted that the Sub-Adviser outperformed the Fund’s benchmark and Morningstar peer group over all such periods. The Board concluded that it was satisfied with the investment performance of the Sub-Adviser.

Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Adviser. With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by GWCM to the Sub-Adviser. In evaluating the sub-advisory fees, the Board considered information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee proposed to be charged to GWCM for the Fund.
The Board also considered the overall financial soundness of the Sub-Adviser and reviewed the financial statements from the Sub-Adviser. The Board considered the Sub-Adviser’s representation that profits related to the Fund could not be estimated because the Sub-Adviser does not maintain its financial records in a manner that isolates the profitability of a specific client and noted that, since the Agreement is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of approval of the Agreement.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by GWCM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to the Sub-Adviser. Based on the information provided, the Board concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale.
Other Factors
The Board considered ancillary benefits to be derived by the Sub-Adviser from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board concluded that the Fund’s proposed sub-advisory fee was reasonable, taking into account any ancillary benefits to be derived by the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are reasonable and that the approval of the Sub-Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017